Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2011
Registrant Name	dei_EntityRegistrantName	SPDR SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001064642
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 02, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec. 02, 2011
Prospectus Date	rr_ProspectusDate	Oct. 31, 2011
Barclays Capital Fund | SPDR Barclays Capital Aggregate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	spdrst_SupplementTextBlock	SPDR® Series Trust Supplement Dated December 2, 2011 to the Prospectus Dated October 31, 2011, as supplemented SPDR Barclays Capital Aggregate Bond ETF
Supplement Strategy [Heading]	spdrst_SupplementStrategyHeading	Under “The Fund’s Principal Investment Strategy” section on page 49 of the Prospectus, the first sentence of the fourth paragraph is hereby removed and replaced with the following:
Supplement Strategy Narrative [Text Block]	spdrst_SupplementStrategyNarrativeTextBlock	As of September 30, 2011, approximately 32.41% of the bonds represented in the Index are U.S. agency mortgage pass-through securities.